Financial Assets and Liabilities - Summary of Officers' and Directors' Compensation (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [abstract]
Short-term benefits to officers and directors	R$ 86,810	R$ 76,976	R$ 146,469
Post-employment benefits	476	934	918
Other long-term benefits	547	664	533
Benefits from termination of employment contract	1,193	635	2,367
Stock option expense	11,423	63,658	11,621
Officers' and directors' compensation	R$ 100,449	R$ 142,867	R$ 161,908